[SEC CORRESPONDENCE]
Wireless Ronin Technologies, Inc.
14700 Martin Drive
Eden Prairie, Minnesota 55344
August 29, 2006

Writer’s Direct Dial:
(952) 224-8114
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Wireless Ronin Technologies, Inc. Registration Statement on Form SB-2 (Registering 4,500,000 Shares of Common Stock)
Ladies and Gentlemen:
     On behalf of Wireless Ronin Technologies, Inc. (the “Company”), attached please find an EDGAR transmission of the Company’s Registration Statement on Form SB-2 pursuant to the Securities Act of 1933, as amended. The Company hereby certifies that it has wire-transferred the applicable filing fee to the SEC’s account at Mellon Bank.
     If you have any questions, please contact the undersigned at (952) 224-8114 or Alec C. Sherod of Briggs and Morgan, P.A., our legal counsel, at (612) 977-8727.

Very truly yours,
/s/ John A. Witham
John A. Witham
Chief Financial Officer

cc:	Jeffrey C. Mack Avron L. Gordon, Esq. Alec C. Sherod, Esq. Brett D. Anderson, Esq.